OPPENHEIMER MAIN STREET SMALL- & MID-CAP FUND®

Supplement dated November 15, 2012 to the

Prospectus and Statement of Additional Information

This supplement amends the Oppenheimer Main Street Small- & Mid-Cap Fund® (the "Fund") prospectus (the "Prospectus") and Statement of Additional Information (the "SAI"), each dated October 26, 2012.

The Prospectus is revised as follows:

Effective Immediately:

1.	The Prospectus section titled "Portfolio Managers," on page 5, is deleted in its entirety and replaced by the following:

Portfolio Managers. Raymond Anello, CFA, has been lead portfolio manager of the Fund since November 2012, co-portfolio manager of the Fund since April 2011 and Vice President of the Fund since May 2011. Matthew P. Ziehl, CFA, has been co-portfolio manager and Vice President of the Fund since May 2009. Raman Vardharaj, CFA, has been co-portfolio manager and Vice President of the Fund since May 2009. Joy Budzinski, Kristin Ketner Pak, Magnus Krantz and Adam Weiner have been co-portfolio managers and Vice Presidents of the Fund since November 2012.

2.	The Prospectus section titled "Portfolio Managers," on page 9, is deleted in its entirety and replaced by the following:

Portfolio Managers. The Fund's portfolio is team managed by Raymond Anello, Matthew P. Ziehl, Raman Vardharaj, Joy Budzinski, Kristin Ketner Pak, Magnus Krantz and Adam Weiner, who are primarily responsible for the day-to-day management of the Fund's investments. Mr. Anello has been lead portfolio manager of the Fund since November 2012, co-portfolio manager of the Fund since April 2011 and Vice President of the Fund since May 2011. Mr. Ziehl and Mr. Vardharai have been co-portfolio managers and Vice Presidents of the Fund since May 2009. Ms. Budzinski, Ms. Ketner Pak, Mr. Krantz and Mr. Weiner have been co-portfolio managers and Vice Presidents of the Fund since November 2012.

Mr. Anello has been a Vice President of the Manager since May 2009 and a portfolio manager of the Manager since April 2011. He has served as sector manager for energy and utilities for the Manager's Main Street Investment Team since May 2009. Prior to joining the Manager, Mr. Anello was portfolio manager of the RS All Cap Dividend product from its inception in July 2007 through April 2009 and served as a sector manager for energy and utilities for various other RS Investments products. Mr. Anello joined Guardian Life Insurance Company in October 1999 and transitioned to RS Investments in October 2006 in connection with Guardian Life Insurance Company's acquisition of an interest in RS Investments. Mr. Anello is a portfolio manager of another portfolio in the OppenheimerFunds complex.

Mr. Ziehl has been a Vice President and portfolio manager of the Manager since May 2009. Prior to joining the Manager, Mr. Ziehl was a portfolio manager with RS Investment Management Co. LLC from October 2006 to May 2009 and served as a managing director at The Guardian Life Insurance Company of America from December 2001 to October 2006 when Guardian Life Insurance acquired an interest in RS Investment Management Co. LLC. Mr. Ziehl is a portfolio manager of other portfolios in the OppenheimerFunds complex.

Mr. Vardharaj has been a Vice President and portfolio manager of the Manager since May 2009. Prior to joining the Manager, Mr. Vardharaj was a senior quantitative analyst creating stock selection models, monitoring portfolio risks and analyzing portfolio performance across the RS Core Equity Team of RS Investment Management Co. LLC from October 2006 to May 2009. He served as quantitative analyst at The Guardian Life Insurance Company of America from 1998 to October 2006 when Guardian Life Insurance acquired an interest in RS Investment Management Co. LLC. Mr. Vardharaj is a portfolio manager of other portfolios in the OppenheimerFunds complex.

     Ms. Budzinski has been a Vice President of the Manager since May 2009 and a portfolio manager of the Manager since November 2012. She has served as sector manager for healthcare for the Manager’s Main Street Investment Team since May 2009. Prior to joining the Manager, Ms. Budzinski was a healthcare sector manager at RS Investment and Guardian Life Insurance Company. Ms. Budzinski joined Guardian Life Insurance Company in August 2006 and transitioned to RS Investments in October 2006 in connection with Guardian Life Insurance Company's acquisition of an interest in RS Investments.
     Ms. Ketner Pak has been a Vice President of the Manager since May 2009 and a portfolio manager of the Manager since November 2012. She has served as sector manager for consumer discretionary and consumer staples for the Manager’s Main Street Investment Team since May 2009. Prior to joining the Manager, Ms. Ketner Pak was a sector manager at RS Investment and Guardian Life Insurance Company. Ms. Ketner Pak joined Guardian Life Insurance Company in February 2006 and transitioned to RS Investments in October 2006 in connection with Guardian Life Insurance Company's acquisition of an interest in RS Investments.
     Mr. Krantz has been a Vice President of the Manager since May 2009 and a portfolio manager of the Manager since November 2012. He has served as sector manager for technology for the Manager’s Main Street Investment Team since May 2009. Prior to joining the Manager, Mr. Krantz was a sector manager at RS Investment and Guardian Life Insurance Company. Mr. Krantz joined Guardian Life Insurance Company in February 2006 and transitioned to RS Investments in October 2006 in connection with Guardian Life Insurance Company's acquisition of an interest in RS Investments.

Mr. Weiner has been a Vice President of the Manager since May 2009 and a portfolio manager of the Manager since November 2012. He has served as sector manager for industrials and materials for the Manager’s Main Street Investment Team since May 2009. Prior to joining the Manager, Mr. Weiner was a sector manager at RS Investment for industrials and materials. Prior to joining RS Investment in January 2007, Mr. Weiner was a Director and senior equity analyst at Credit Suisse Asset Management (CSAM).

   The Statement of Additional Information provides additional information about portfolio manager compensation, other accounts managed and ownership of Fund shares.

Effective January 14, 2013:

3.	The first full paragraph on the cover page of the Prospectus is deleted in its entirety and replaced by the following:

Oppenheimer Main Street Small- & Mid-Cap Fund is a mutual fund that seeks capital appreciation. The Fund uses fundamental research and quantitative models to invest mainly in common stocks of companies that are within the market capitalization range of the Russell 2500™ Index and the Russell Midcap® Index.

4.	The first paragraph of the Prospectus section titled "Principal Investment Strategies," on page 3, is deleted in its entirety and replaced by the following:

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of “small-cap” and “mid-cap” companies. A company’s “market capitalization” is the value of its outstanding common stock. The Fund considers small-cap and mid-cap companies to be those having a market capitalization in the range of the Russell 2500™ Index and the Russell Midcap® Index, measures of small- to mid-cap issuers. The capitalization ranges of those indices are subject to change at any time due to market activity or changes in the composition of the indices. The ranges of the Russell 2500™ Index and the Russell Midcap® Index generally widen over time and are reconstituted annually to preserve their small- and mid-cap characteristics. The Fund measures a company’s capitalization at the time the Fund buys a security and is not required to sell a security if the company’s capitalization moves outside of the Fund’s capitalization definition.

The Statement of Additional Information is revised as follows:

Effective Immediately:

5. The following is added to the list of officers on page 30 of the SAI:

Joy Budzinksi               Vice President                          Since 2012

Kristin Ketner Pak          Vice President                          Since 2012

Magnus Krantz               Vice President                          Since 2012

Adam Weiner               Vice President                           Since 2012

6. The following is added to the chart beginning on page 31of the SAI:

Name, Age, Position(s)	Principal Occupation(s) During the Last 5 Years	Portfolios Overseen in the Complex
Joy Budzinski (44), Vice President	Vice President of the Manager since May 2009 and portfolio manager of the Manager since November 2012. Since May 2009, she has served as sector manager for healthcare for the Manager’s Main Street Investment Team. Prior to joining the Manager, Ms. Budzinski was a healthcare sector manager at RS Investment and Guardian Life Insurance Company. Ms. Budzinski joined Guardian Life Insurance Company in August 2006 and transitioned to RS Investments in October 2006 in connection with Guardian Life Insurance Company's acquisition of an interest in RS Investments.	1
Kristin Ketner Pak (47), Vice President	Vice President of the Manager since May 2009 and portfolio manager of the Manager since November 2012. Since May 2009, she has served as sector manager for consumer discretionary and consumer staples for the Manager’s Main Street Investment Team. Prior to joining the Manager, Ms. Ketner Pak was a sector manager at RS Investment and Guardian Life Insurance Company. Ms. Ketner Pak joined Guardian Life Insurance Company in February 2006 and transitioned to RS Investments in October 2006 in connection with Guardian Life Insurance Company's acquisition of an interest in RS Investments.	1
Magnus Krantz (45), Vice President	Vice President of the Manager since May 2009 and portfolio manager of the Manager since November 2012. Since May 2009, he has served as sector manager for technology for the Manager’s Main Street Investment Team. Prior to joining the Manager, Mr. Krantz was a sector manager at RS Investment and Guardian Life Insurance Company. Mr. Krantz joined Guardian Life Insurance Company in February 2006 and transitioned to RS Investments in October 2006 in connection with Guardian Life Insurance Company's acquisition of an interest in RS Investments.	1
Adam Weiner (43),Vice President	Vice President of the Manager since May 2009 and portfolio manager of the Manager since November 2012. Since May 2009, he has served as sector manager for industrials and materials for the Manager’s Main Street Investment Team. Prior to joining the Manager, Mr. Weiner was a sector manager at RS Investment for industrials and materials. Prior to joining RS Investment in January 2007, Mr. Weiner was a Director and senior equity analyst at Credit Suisse Asset Management (CSAM).	1

7. Joy Budzinski, Kristin Ketner Pak, Magnus Krantz and Adam Weiner are added to the sections titled “Portfolio Manager” and “Other Accounts Managed.”

8. Other Accounts Managed. The following table provides information regarding the other portfolios and accounts managed by Mss. Budzinski and Ketner Pak and Mssrs. Krantz and Weiner as of October 31, 2012. No portfolio or account has an advisory fee based on performance.

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed[1]	Other Pooled Investment Vehicles	Total Assets in Other Pooled Investment Vehicles[1]	Other Accounts Managed	Total Assets in Other Accounts Manage1[1,2]
Joy Budzinski	2	$215.8	0	$0	2	$369.9
Kristin Ketner Pak	2	$215.8	0	$0	2	$369.9
Magnus Krantz	2	$215.8	0	$0	2	$369.9
Adam Weiner	2	$215.8	0	$0	2	$369.9
1.	In millions.

2.	Does not include personal accounts of the portfolio manager and his or her family, which are subject to the Code of Ethics.

9. The last paragraph in the section titled “Compensation of Portfolio Managers," on page 40 of the SAI, is deleted in its entirety and replaced with the following:

The Lipper peer group category for Messrs. Anello, Ziehl, Vardharaj, Krantz and Weiner and Mss. Budzinski and Ketner Pak with respect to the Fund is Lipper – Midcap Core Funds and the Morningstar peer group category is Morningstar-Midcap Blend. The compensation structure of the other funds and accounts managed by the Portfolio Managers are generally the same as the compensation structure of the Fund, described above.

10. Ownership of Fund Shares. The following information, as of October 31, 2012, is added to the “Ownership of Fund Shares” table on page 40 of the SAI:

Portfolio Manager                          Range of Shares Beneficially Owned in the Fund

Joy Budzinski	$1 - $10,000
Kristin Ketner Pak	$10,001 - $50,000
Magnus Krantz	None
Adam Weiner	None

November 15, 2012                                             PS0847.032